                                                                   Class S Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 17, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED JUNE 1, 1997
                    AS SUPPLEMENTED THROUGH AUGUST 13, 1997

Effective October 17, 1997 the International Securities Fund will be managed by the following Money Managers:

                         INTERNATIONAL SECURITIES FUND

J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

Marathon Asset Management Limited, Orion House, 5 Upper St. Martin Lane,
London, England WC2H 9EA, is a corporation 33.3% owned by each of the following:
Jeremy Hosking, William Arah and Neil Ostrer.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington Limited Liability Corporation that is controlled by the following founding members; Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein-Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                             Institutional Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 17, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED JUNE 1, 1997
                    AS SUPPLEMENTED THROUGH AUGUST 13, 1997

Effective October 17, 1997 the International Fund will be managed by the following Money Managers:

                              INTERNATIONAL FUND

J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

Marathon Asset Management Limited, Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following:
Jeremy Hosking, William Arah and Neil Ostrer.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington Limited Liability Corporation that is controlled by the following founding members; Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holdings company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein-Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                               LifePoints Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 17, 1997
                    TO THE PROSPECTUS DATED AUGUST 18, 1997
                    AS SUPPLEMENTED THROUGH AUGUST 29, 1997

Effective October 17, 1997 the International Securities Fund will be managed by the following Money Managers:

                         INTERNATIONAL SECURITIES FUND

J.P. Morgan Investment Management, Inc., 522 Fifth Avenue, 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

Marathon Asset Management Limited, Orion House, 5 Upper St. Martins Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following:
Jeremy Hosking, William Arah and Neil Ostrer.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington Limited Liability Corporation that is controlled by the following founding members; Thomas A. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein-Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                                   Class C Funds

                       FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED OCTOBER 17, 1997
                      TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED JUNE 1, 1997
                  AS SUPPLEMENTED THROUGH SEPTEMBER 18, 1997

Effective October 17, 1997 the International Fund will be managed by the following Money Managers:

                         INTERNATIONAL SECURITIES FUND

J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

Marathon Asset Management Limited, Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA, is a corporation 33.3% owned by each of the following:
Jeremy Hosking, William Arah and Neil Ostrer.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington Limited Liability Corporation that is controlled by the following founding members; Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein-Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.